Cover	Sep. 14, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 13, 2022
Entity Registrant Name	CALADRIUS BIOSCIENCES, INC.
Entity Central Index Key	0000320017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33650
Entity Tax Identification Number	22-2343568
Entity Address, Address Line One	110 Allen Road
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	Basking Ridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07920
City Area Code	908
Local Phone Number	842-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CLBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false